Schedule of Investments (unaudited)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.(a)(b)	335,083	$14,019,873
Aerojet Rocketdyne Holdings Inc.(a)	203,144	8,247,646
AerSale Corp.(a)(b)	161,966	2,350,127
Archer Aviation Inc., Class A(a)(b)	1,246,177	3,838,225
Astra Space Inc.(a)(b)	1,425,532	1,853,192
Astronics Corp.(a)(b)	249,392	2,536,317
Ducommun Inc.(a)	111,646	4,805,244
Kaman Corp.	285,055	8,907,969
Kratos Defense & Security Solutions Inc.(a)(b)	1,238,062	17,184,300
Maxar Technologies Inc.(b)	731,709	19,090,288
Momentus Inc.(a)	349,286	754,458
Moog Inc., Class A(b)	243,582	19,337,975
National Presto Industries Inc.	51,828	3,401,990
Park Aerospace Corp.	196,091	2,502,121
Parsons Corp.(a)(b)	346,787	14,017,130
Redwire Corp.(a)(b)	187,069	568,690
Terran Orbital Corp.(a)(b)	246,074	1,127,019
Triumph Group Inc.(a)	646,807	8,596,065
Vectrus Inc.(a)	115,117	3,851,815
Virgin Galactic Holdings Inc.(a)(b)	1,202,976	7,241,915
		144,232,359
Air Freight & Logistics — 0.5%
Air Transport Services Group Inc.(a)(b)	365,951	10,513,772
Atlas Air Worldwide Holdings Inc.(a)(b)	282,792	17,451,094
Hub Group Inc., Class A(a)	335,382	23,791,999
Radiant Logistics Inc.(a)	289,680	2,149,426
		53,906,291
Airlines — 0.5%
Allegiant Travel Co.(a)	90,029	10,181,380
Blade Air Mobility Inc.(a)	567,264	2,529,997
Hawaiian Holdings Inc.(a)(b)	506,478	7,247,700
Joby Aviation Inc., Class A(a)(b)	229,041	1,124,591
SkyWest Inc.(a)	515,988	10,964,745
Spirit Airlines Inc.(a)(b)	1,092,614	26,047,918
Wheels Up Experience Inc.(a)(b)	1,585,260	3,091,257
		61,187,588
Auto Components — 1.0%
Adient PLC(a)	951,047	28,179,523
American Axle & Manufacturing Holdings Inc.(a)(b)	1,057,105	7,960,001
Dana Inc.	1,289,661	18,145,530
Goodyear Tire & Rubber Co. (The)(a)(b)	2,813,036	30,127,615
Modine Manufacturing Co.(a)	496,846	5,231,788
Motorcar Parts of America Inc.(a)	184,689	2,423,120
Patrick Industries Inc.	198,283	10,278,991
Solid Power Inc.(a)	349,169	1,878,529
Standard Motor Products Inc.	205,443	9,242,881
Stoneridge Inc.(a)(b)	225,774	3,872,024
		117,340,002
Automobiles — 0.2%
Cenntro Electric Group Ltd.(a)	1,844,828	2,785,690
Faraday Future Intelligent Electric Inc., Class E(a)	482,080	1,253,408
Lordstown Motors Corp., Class A(a)(b)	1,628,984	2,573,795
Winnebago Industries Inc.(b)	321,412	15,607,767
Workhorse Group Inc.(a)(b)	117,931	306,620
		22,527,280
Banks — 17.4%
1st Source Corp.	169,772	7,707,649
Security	Shares	Value

Banks (continued)
ACNB Corp.	83,228	$2,471,039
Allegiance Bancshares Inc.	194,632	7,349,304
Amalgamated Financial Corp.	139,247	2,754,306
Amerant Bancorp Inc.(b)	280,352	7,883,498
American National Bankshares Inc.	105,175	3,640,107
Ameris Bancorp.	637,622	25,619,652
Arrow Financial Corp.	137,707	4,380,460
Associated Banc-Corp.	1,552,246	28,344,012
Atlantic Union Bankshares Corp.	780,341	26,469,167
Banc of California Inc.	555,763	9,792,544
BancFirst Corp.	80,118	7,668,094
Bancorp. Inc. (The)(a)(b)	228,523	4,460,769
Bank First Corp.(b)	64,162	4,864,121
Bank of Marin Bancorp., Class A	156,136	4,962,002
Bank of NT Butterfield & Son Ltd. (The)	481,528	15,018,858
BankUnited Inc.	798,702	28,409,830
Bankwell Financial Group Inc.	55,902	1,735,757
Banner Corp.	328,581	18,469,538
Bar Harbor Bankshares	148,927	3,851,252
Baycom Corp.	117,114	2,421,918
BCB Bancorp. Inc.	141,791	2,414,701
Berkshire Hills Bancorp. Inc.	462,518	11,456,571
Blue Ridge Bankshares Inc.	174,126	2,667,610
Brookline Bancorp. Inc.	742,800	9,886,668
Business First Bancshares Inc.(b)	209,033	4,454,493
Byline Bancorp Inc.(b)	252,928	6,019,686
Cadence Bank	1,529,105	35,903,385
Cambridge Bancorp.	67,806	5,607,556
Camden National Corp.	145,393	6,404,562
Capital Bancorp Inc./MD	89,578	1,943,843
Capital City Bank Group Inc.	136,360	3,803,080
Capstar Financial Holdings Inc.	204,930	4,020,727
Carter Bankshares Inc.(a)(b)	245,679	3,242,963
Cathay General Bancorp.	746,919	29,241,879
CBTX Inc.	183,634	4,882,828
Central Pacific Financial Corp.(b)	249,654	5,355,078
Citizens & Northern Corp.	150,057	3,626,878
City Holding Co.	143,745	11,482,351
Civista Bancshares Inc.	148,658	3,160,469
CNB Financial Corp./PA	163,506	3,955,210
Colony Bankcorp Inc.	166,211	2,508,124
Columbia Banking System Inc.	747,760	21,423,324
Community Bank System Inc.	508,944	32,205,976
Community Trust Bancorp. Inc.	166,773	6,744,300
ConnectOne Bancorp.Inc.	376,125	9,196,256
CrossFirst Bankshares Inc.(a)(b)	455,928	6,018,250
Customers Bancorp. Inc.(a)	314,984	10,677,958
CVB Financial Corp.	1,305,299	32,384,468
Dime Community Bancshares Inc.	338,620	10,040,083
Eagle Bancorp. Inc.	302,418	14,337,637
Eastern Bankshares Inc.(b)	1,300,607	24,009,205
Enterprise Bancorp. Inc./MA	93,750	3,017,813
Enterprise Financial Services Corp.	360,651	14,967,017
Equity Bancshares Inc., Class A	154,105	4,493,702
Esquire Financial Holdings Inc.(b)	10,740	357,642
Farmers & Merchants Bancorp. Inc./Archbold OH	82,071	2,723,937
Farmers National Banc Corp.(b)	322,112	4,831,680
FB Financial Corp.	373,134	14,634,315
Financial Institutions Inc.	164,665	4,284,583
First Bancorp. Inc. (The)	103,436	3,116,527

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First BanCorp./Puerto Rico	1,832,883	$23,662,520
First Bancorp./Southern Pines NC	334,309	11,667,384
First Bancshares Inc. (The)	205,186	5,868,320
First Bank/Hamilton NJ	157,352	2,199,781
First Busey Corp.	544,866	12,450,188
First Business Financial Services Inc.	79,771	2,488,058
First Commonwealth Financial Corp.	926,823	12,437,965
First Community Bankshares Inc.	167,469	4,925,263
First Financial Bancorp.	903,174	17,521,576
First Financial Corp./IN	120,791	5,375,200
First Foundation Inc.	521,467	10,679,644
First Guaranty Bancshares Inc.	54,057	1,314,126
First Internet Bancorp.	91,557	3,371,129
First Interstate BancSystem Inc., Class A	954,882	36,390,553
First Merchants Corp.	601,400	21,421,868
First Mid Bancshares Inc.	186,993	6,670,040
First of Long Island Corp. (The)	235,417	4,126,860
First Western Financial Inc.(a)(b)	77,838	2,116,415
Five Star Bancorp.	78,493	2,073,785
Flushing Financial Corp.	299,845	6,374,705
Fulton Financial Corp.	1,622,838	23,450,009
FVCBankcorp Inc.(a)	111,441	2,098,434
German American Bancorp. Inc.	274,493	9,382,171
Glacier Bancorp. Inc.	981,389	46,537,466
Great Southern Bancorp. Inc.	99,986	5,855,180
Guaranty Bancshares Inc./TX	81,491	2,954,049
Hancock Whitney Corp.	885,866	39,270,440
Hanmi Financial Corp.	298,593	6,700,427
HarborOne Bancorp Inc.	460,080	6,344,503
HBT Financial Inc.	101,813	1,819,398
Heartland Financial USA Inc.	430,339	17,876,282
Heritage Commerce Corp.	584,757	6,251,052
Heritage Financial Corp./WA	353,863	8,903,193
Hilltop Holdings Inc.(b)	645,087	17,198,019
Home BancShares Inc./AR	1,952,848	40,560,653
HomeStreet Inc.	188,376	6,530,996
HomeTrust Bancshares Inc.(b)	135,963	3,399,075
Hope Bancorp Inc.	1,118,299	15,477,258
Horizon Bancorp Inc./IN	414,285	7,216,845
Independent Bank Corp.	437,287	34,733,706
Independent Bank Corp./MI	223,568	4,310,391
Independent Bank Group Inc.	367,664	24,968,062
International Bancshares Corp.	569,881	22,840,831
John Marshall Bancorp Inc.(b)	112,427	2,534,105
Lakeland Bancorp. Inc.	655,290	9,580,340
Lakeland Financial Corp.	23,394	1,553,829
Live Oak Bancshares Inc.	72,673	2,462,888
Macatawa Bank Corp.	266,377	2,354,773
Mercantile Bank Corp.	156,198	4,990,526
Meta Financial Group Inc.	199,860	7,728,586
Metrocity Bankshares Inc.	143,498	2,914,444
Metropolitan Bank Holding Corp.(a)(b)	96,894	6,726,381
Mid Penn Bancorp. Inc.	142,974	3,856,009
Midland States Bancorp. Inc.	220,484	5,300,435
MidWestOne Financial Group Inc.	145,270	4,317,424
MVB Financial Corp.	102,756	3,196,739
National Bank Holdings Corp., Class A	278,931	10,674,689
NBT Bancorp. Inc.	417,441	15,691,607
Nicolet Bankshares Inc.(a)(b)	111,571	8,071,046
Northeast Bank(b)	66,376	2,424,715
Security	Shares	Value

Banks (continued)
Northwest Bancshares Inc.	1,193,088	$15,271,526
OceanFirst Financial Corp.	611,650	11,700,865
OFG Bancorp.	474,243	12,045,772
Old National Bancorp./IN	3,004,436	44,435,608
Old Second Bancorp. Inc.	417,987	5,592,666
Origin Bancorp Inc.(b)	228,508	8,866,110
Orrstown Financial Services Inc.	108,718	2,627,714
Pacific Premier Bancorp. Inc.	781,501	22,851,089
Park National Corp.	143,557	17,406,286
Parke Bancorp. Inc.	99,756	2,090,886
PCB Bancorp.	114,810	2,144,651
Peapack Gladstone Financial Corp.	177,461	5,270,592
Peoples Bancorp. Inc./OH	283,505	7,541,233
Peoples Financial Services Corp.	69,468	3,879,093
Preferred Bank/Los Angeles CA	99,774	6,786,627
Premier Financial Corp.	373,350	9,464,423
Primis Financial Corp.(b)	235,872	3,214,935
Professional Holding Corp., Class A(a)	117,812	2,362,131
QCR Holdings Inc.	166,714	9,000,889
RBB Bancorp.(b)	151,403	3,129,500
Red River Bancshares Inc.(b)	43,871	2,372,544
Renasant Corp.	534,959	15,412,169
Republic Bancorp. Inc./KY, Class A	92,837	4,479,385
Republic First Bancorp. Inc.(a)(b)	471,457	1,796,251
S&T Bancorp. Inc.	366,977	10,066,179
Sandy Spring Bancorp. Inc.	451,742	17,649,560
Seacoast Banking Corp. of Florida(b)	518,601	17,134,577
Shore Bancshares Inc.	175,288	3,242,828
Sierra Bancorp.	147,526	3,205,740
Silvergate Capital Corp., Class A(a)	67,138	3,593,897
Simmons First National Corp., Class A	1,192,036	25,342,685
SmartFinancial Inc.	153,295	3,703,607
South Plains Financial Inc.	102,466	2,473,529
Southern First Bancshares Inc.(a)(b)	76,224	3,322,604
Southside Bancshares Inc.	317,407	11,877,370
SouthState Corp.	763,404	58,896,619
Stock Yards Bancorp. Inc.(b)	48,967	2,929,206
Summit Financial Group Inc.	110,981	3,083,052
Texas Capital Bancshares Inc.(a)	524,133	27,590,361
Third Coast Bancshares Inc.(a)(b)	122,425	2,681,108
Tompkins Financial Corp.	139,472	10,055,931
Towne Bank/Portsmouth VA	693,696	18,833,846
TriCo Bancshares(b)	318,599	14,540,858
Triumph Bancorp. Inc.(a)(b)	149,886	9,376,868
Trustmark Corp.	600,990	17,542,898
UMB Financial Corp.	452,445	38,955,515
United Bankshares Inc./WV	1,325,547	46,486,933
United Community Banks Inc./GA	1,004,113	30,314,171
Unity Bancorp. Inc.	70,149	1,857,546
Univest Financial Corp.	296,359	7,539,373
USCB Financial Holdings Inc.(a)(b)	106,281	1,226,483
Valley National Bancorp.	4,409,994	45,908,038
Veritex Holdings Inc.	384,180	11,241,107
Washington Federal Inc.	684,584	20,551,212
Washington Trust Bancorp. Inc.	175,526	8,490,193
WesBanco Inc.	584,053	18,520,321
West Bancorp. Inc.	135,688	3,302,646
Westamerica Bancorp.	198,542	11,050,848
		1,974,300,222

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages — 0.2%
Primo Water Corp.	1,570,761	$21,016,782
Vintage Wine Estates Inc.(a)	278,255	2,187,084
		23,203,866
Biotechnology — 5.9%
2seventy bio Inc.(a)	373,206	4,926,319
4D Molecular Therapeutics Inc.(a)	294,976	2,058,932
Adagio Therapeutics Inc.(a)(b)	522,109	1,712,518
Adicet Bio Inc.(a)(b)	283,340	4,136,764
ADMA Biologics Inc.(a)	1,018,821	2,017,266
Aerovate Therapeutics Inc.(a)(b)	92,050	1,438,741
Affimed NV(a)(b)	107,354	297,371
Agios Pharmaceuticals Inc.(a)(b)	550,956	12,214,694
Akero Therapeutics Inc.(a)	261,751	2,473,547
Allogene Therapeutics Inc.(a)(b)	794,377	9,055,898
Allovir Inc.(a)(b)	312,894	1,220,287
Alpine Immune Sciences Inc.(a)	85,346	726,294
ALX Oncology Holdings Inc.(a)	225,152	1,821,480
AnaptysBio Inc.(a)(b)	200,907	4,078,412
Anika Therapeutics Inc.(a)	144,042	3,215,017
Arbutus Biopharma Corp.(a)(b)	499,416	1,353,417
Arcellx Inc.(a)(b)	99,665	1,801,943
Arcturus Therapeutics Holdings Inc.(a)	21,791	342,990
Arcus Biosciences Inc.(a)(b)	510,929	12,946,941
Atara Biotherapeutics Inc.(a)(b)	836,152	6,513,624
Avidity Biosciences Inc.(a)(b)	482,809	7,015,215
BioCryst Pharmaceuticals Inc.(a)	570,856	6,039,656
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	235,307	34,286,583
Bioxcel Therapeutics Inc.(a)	193,766	2,557,711
Bluebird Bio Inc.(a)(b)	706,442	2,924,670
Bridgebio Pharma Inc.(a)(b)	402,085	3,650,932
C4 Therapeutics Inc.(a)	426,947	3,219,180
Caribou Biosciences Inc.(a)(b)	542,920	2,948,056
Celldex Therapeutics Inc.(a)(b)	357,997	9,651,599
Century Therapeutics Inc.(a)(b)	198,964	1,671,298
ChemoCentryx Inc.(a)(b)	162,567	4,028,410
Chimerix Inc.(a)(b)	282,910	588,453
Chinook Therapeutics Inc.(a)(b)	433,013	7,573,397
Cogent Biosciences Inc.(a)(b)	445,638	4,019,655
Crinetics Pharmaceuticals Inc.(a)	453,025	8,448,916
CTI BioPharma Corp.(a)(b)	736,707	4,398,141
Cullinan Oncology Inc.(a)(b)	299,831	3,843,833
Cytokinetics Inc.(a)(b)	78,397	3,080,218
Day One Biopharmaceuticals Inc.(a)(b)	234,533	4,198,141
Deciphera Pharmaceuticals Inc.(a)(b)	320,397	4,213,221
Design Therapeutics Inc.(a)(b)	334,761	4,686,654
Dyne Therapeutics Inc.(a)(b)	324,417	2,228,745
Editas Medicine Inc.(a)(b)	687,881	8,137,632
Eiger BioPharmaceuticals Inc.(a)(b)	51,089	321,861
Emergent BioSolutions Inc.(a)(b)	506,309	15,715,831
Enanta Pharmaceuticals Inc.(a)	174,859	8,265,585
Enochian Biosciences Inc.(a)(b)	206,238	398,039
EQRx Inc.(a)(b)	1,360,625	6,381,331
Erasca Inc.(a)(b)	640,818	3,569,356
FibroGen Inc.(a)	103,450	1,092,432
Forma Therapeutics Holdings Inc.(a)	355,757	2,451,166
Gelesis Holdings Inc.(a)(b)	70,346	109,036
Generation Bio Co.(a)(b)	461,545	3,027,735
Geron Corp.(a)(b)	1,129,746	1,751,106
HilleVax Inc.(a)	105,851	1,156,951
Icosavax Inc.(a)(b)	223,573	1,281,073
Security	Shares	Value

Biotechnology (continued)
Ideaya Biosciences Inc.(a)(b)	352,557	$4,865,287
IGM Biosciences Inc.(a)(b)	22,133	399,058
Imago Biosciences Inc.(a)(b)	111,902	1,498,368
ImmunityBio Inc.(a)(b)	200,564	746,098
ImmunoGen Inc.(a)(b)	1,091,020	4,909,590
Immunovant Inc.(a)(b)	404,648	1,578,127
Inovio Pharmaceuticals Inc.(a)(b)	2,170,958	3,755,757
Instil Bio Inc.(a)(b)	701,674	3,241,734
Intellia Therapeutics Inc.(a)	260,638	13,490,623
Iovance Biotherapeutics Inc.(a)(b)	1,497,975	16,537,644
iTeos Therapeutics Inc.(a)(b)	238,466	4,912,400
Janux Therapeutics Inc.(a)(b)	169,407	2,068,459
Jounce Therapeutics Inc.(a)	446,397	1,352,583
KalVista Pharmaceuticals Inc.(a)	247,990	2,440,222
Keros Therapeutics Inc.(a)	8,473	234,109
Kezar Life Sciences Inc.(a)(b)	468,658	3,875,802
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	20,618	199,788
Kinnate Biopharma Inc.(a)(b)	294,277	3,710,833
Kodiak Sciences Inc.(a)	336,209	2,568,637
Kronos Bio Inc.(a)(b)	398,262	1,449,674
Krystal Biotech Inc.(a)(b)	138,841	9,116,300
Kura Oncology Inc.(a)(b)	629,898	11,546,030
Kymera Therapeutics Inc.(a)(b)	376,714	7,417,499
Lexicon Pharmaceuticals Inc.(a)(b)	490,720	912,739
Ligand Pharmaceuticals Inc.(a)	132,667	11,836,550
Lyell Immunopharma Inc.(a)(b)	1,715,233	11,183,319
MacroGenics Inc.(a)(b)	626,609	1,848,497
MannKind Corp.(a)(b)	2,216,659	8,445,471
MeiraGTx Holdings PLC(a)	283,895	2,149,085
Mersana Therapeutics Inc.(a)(b)	874,300	4,039,266
MiMedx Group Inc.(a)(b)	1,114,753	3,868,193
Monte Rosa Therapeutics Inc.(a)(b)	286,870	2,774,033
Morphic Holding Inc.(a)	36,951	801,837
Myriad Genetics Inc.(a)(b)	790,820	14,369,199
Nkarta Inc.(a)(b)	326,815	4,026,361
Nurix Therapeutics Inc.(a)(b)	439,530	5,568,845
Nuvalent Inc., Class A(a)(b)	167,418	2,270,188
Pardes Biosciences Inc.(a)(b)	287,719	883,297
PepGen Inc.(a)	66,275	658,111
PMV Pharmaceuticals Inc.(a)	363,357	5,177,837
Point Biopharma Global Inc.(a)(b)	51,210	348,740
Praxis Precision Medicines Inc.(a)(b)	345,781	847,163
Precigen Inc.(a)(b)	194,288	260,346
Protagonist Therapeutics Inc.(a)	461,507	3,650,520
PTC Therapeutics Inc.(a)	170,179	6,817,371
Rallybio Corp.(a)(b)	39,064	294,933
RAPT Therapeutics Inc.(a)(b)	81,618	1,489,528
Recursion Pharmaceuticals Inc., Class A(a)(b)	1,230,211	10,013,918
REGENXBIO Inc.(a)	403,839	9,974,823
Relay Therapeutics Inc.(a)(b)	703,472	11,783,156
Replimune Group Inc.(a)	297,745	5,204,583
REVOLUTION Medicines Inc.(a)(b)	537,075	10,467,592
Rocket Pharmaceuticals Inc.(a)	434,098	5,973,188
Sage Therapeutics Inc.(a)	517,849	16,726,523
Sana Biotechnology Inc.(a)(b)	886,456	5,699,912
Sangamo Therapeutics Inc.(a)	1,115,977	4,620,145
Sorrento Therapeutics Inc.(a)(b)	3,223,800	6,479,838
SpringWorks Therapeutics Inc.(a)	280,122	6,896,604
Stoke Therapeutics Inc.(a)	224,155	2,961,088
Sutro Biopharma Inc.(a)(b)	434,455	2,263,511

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Syndax Pharmaceuticals Inc.(a)(b)	392,459	$7,550,911
Talaris Therapeutics Inc.(a)(b)	221,369	998,374
Tango Therapeutics Inc.(a)	464,737	2,105,259
Tenaya Therapeutics Inc.(a)(b)	276,023	1,554,009
Tonix Pharmaceuticals Holding Corp.(a)	134	212
Travere Therapeutics Inc.(a)	55,938	1,355,378
Turning Point Therapeutics Inc.(a)	404,376	30,429,294
Twist Bioscience Corp.(a)(b)	171,931	6,010,708
Tyra Biosciences Inc.(a)(b)	129,664	927,098
Vanda Pharmaceuticals Inc.(a)	549,555	5,990,149
Vaxart Inc.(a)(b)	991,491	3,470,218
VBI Vaccines Inc.(a)(b)	1,921,197	1,553,288
Vera Therapeutics Inc.(a)(b)	13,777	187,505
Veracyte Inc.(a)(b)	712,972	14,188,143
Verve Therapeutics Inc.(a)	314,458	4,804,918
Vir Biotechnology Inc.(a)(b)	727,891	18,539,384
Viridian Therapeutics Inc.(a)(b)	74,202	858,517
VistaGen Therapeutics Inc.(a)(b)	381,604	335,812
Xencor Inc.(a)	570,411	15,612,149
Zentalis Pharmaceuticals Inc.(a)(b)	22,388	629,103
		665,885,634
Building Products — 0.7%
American Woodmark Corp.(a)(b)	155,664	7,006,436
Caesarstone Ltd.	221,992	2,026,787
Cornerstone Building Brands Inc.(a)	88,934	2,177,994
Gibraltar Industries Inc.(a)	325,573	12,615,954
Griffon Corp.	226,035	6,335,761
JELD-WEN Holding Inc.(a)(b)	560,032	8,170,867
Quanex Building Products Corp.	330,049	7,508,615
Resideo Technologies Inc.(a)	1,449,863	28,156,339
UFP Industries Inc.	75,784	5,163,922
View Inc.(a)(b)	1,138,897	1,845,013
		81,007,688
Capital Markets — 0.9%
Artisan Partners Asset Management Inc., Class A	218,006	7,754,473
Assetmark Financial Holdings Inc.(a)(b)	212,616	3,990,802
Associated Capital Group Inc., Class A(b)	17,537	628,351
Bakkt Holdings Inc.(a)(b)	583,872	1,226,131
BGC Partners Inc., Class A	3,212,812	10,827,177
BrightSphere Investment Group Inc.	28,118	506,405
Cowen Inc., Class A	274,972	6,514,087
Donnelley Financial Solutions Inc.(a)(b)	256,557	7,514,555
GAMCO Investors Inc., Class A	5,458	114,072
GCM Grosvenor Inc., Class A	65,256	447,004
Manning & Napier Inc.	100,205	1,249,556
MarketWise Inc.(a)	137,410	494,676
Moelis & Co., Class A	325,778	12,819,364
Oppenheimer Holdings Inc., Class A, NVS	95,063	3,140,882
Perella Weinberg Partners	36,439	212,439
Piper Sandler Cos.	174,889	19,825,417
Sculptor Capital Management Inc.	153,527	1,281,951
Silvercrest Asset Management Group Inc., Class A	6,303	103,432
StoneX Group Inc.(a)	155,934	12,173,767
Value Line Inc.	2,003	132,298
Victory Capital Holdings Inc., Class A	115,058	2,772,898
Virtus Investment Partners Inc.	64,198	10,979,142
		104,708,879
Chemicals — 1.5%
AdvanSix Inc.	180,624	6,040,067
Security	Shares	Value

Chemicals (continued)
American Vanguard Corp.	87,029	$1,945,098
Amyris Inc.(a)(b)	1,715,835	3,174,295
Avient Corp.	249,376	9,994,990
Chase Corp.	55,935	4,352,302
Danimer Scientific Inc.(a)(b)	906,330	4,132,865
Ecovyst Inc.	632,290	6,228,057
FutureFuel Corp.	280,467	2,041,800
GCP Applied Technologies Inc.(a)	36,430	1,139,530
Hawkins Inc.	74,082	2,669,174
HB Fuller Co.(b)	83,726	5,041,143
Innospec Inc.	40,422	3,872,023
Intrepid Potash Inc.(a)(b)	111,836	5,065,052
Koppers Holdings Inc.	207,791	4,704,388
Minerals Technologies Inc.(b)	324,139	19,882,686
Origin Materials Inc.(a)(b)	418,880	2,144,666
Perimeter Solutions SA(a)(b)	1,212,327	13,141,625
PureCycle Technologies Inc.(a)(b)	229,679	1,704,218
Quaker Chemical Corp.	45,496	6,802,562
Rayonier Advanced Materials Inc.(a)	629,678	1,649,756
Schweitzer-Mauduit International Inc.	317,153	7,966,883
Sensient Technologies Corp.	27,319	2,200,819
Stepan Co.	191,162	19,374,269
Tredegar Corp.	268,384	2,683,840
Trinseo PLC.	362,057	13,924,712
Tronox Holdings PLC, Class A	1,184,567	19,900,726
Valhi Inc.(b)	24,195	1,097,001
		172,874,547
Commercial Services & Supplies — 1.8%
ABM Industries Inc.	674,005	29,265,297
ACCO Brands Corp.	974,140	6,361,134
ACV Auctions Inc., Class A(a)	572,173	3,742,011
Brady Corp., Class A, NVS	112,195	5,300,092
BrightView Holdings Inc.(a)(b)	442,304	5,307,648
CompX International Inc.	15,713	364,385
CoreCivic Inc.(a)	1,204,464	13,381,595
Deluxe Corp.	441,458	9,566,395
Ennis Inc.	250,665	5,070,953
GEO Group Inc. (The)(a)	1,129,755	7,456,383
Harsco Corp.(a)(b)	803,564	5,713,340
Healthcare Services Group Inc.	381,353	6,639,356
Heritage-Crystal Clean Inc.(a)	154,475	4,164,646
Interface Inc.	131,411	1,647,894
KAR Auction Services Inc.(a)(b)	1,205,534	17,805,737
Kimball International Inc., Class B	359,650	2,758,516
Li-Cycle Holdings Corp.(a)(b)	814,355	5,602,762
Matthews International Corp., Class A	305,699	8,764,390
MillerKnoll Inc.	762,434	20,029,141
NL Industries Inc.(b)	81,611	805,501
Quad/Graphics Inc.(a)(b)	366,707	1,008,444
Steelcase Inc., Class A	874,558	9,384,007
UniFirst Corp./MA	150,863	25,975,591
Viad Corp.(a)	200,527	5,536,551
VSE Corp.	105,532	3,965,893
		205,617,662
Communications Equipment — 0.4%
ADTRAN Inc.	52,276	916,398
Aviat Networks Inc.(a)	100,440	2,515,018
Calix Inc.(a)	121,195	4,137,597
Comtech Telecommunications Corp.	262,014	2,376,467
Digi International Inc.(a)(b)	223,362	5,409,828

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Inseego Corp.(a)(b)	678,338	$1,282,059
NETGEAR Inc.(a)	281,077	5,205,546
NetScout Systems Inc.(a)(b)	713,279	24,144,494
Ribbon Communications Inc.(a)(b)	711,850	2,164,024
		48,151,431
Construction & Engineering — 0.9%
API Group Corp.(a)(b)	2,058,766	30,819,727
Arcosa Inc.(b)	483,366	22,442,683
Argan Inc.	137,462	5,130,082
Concrete Pumping Holdings Inc.(a)(b)	259,321	1,571,485
Fluor Corp.(a)	125,525	3,055,278
Granite Construction Inc.	453,138	13,204,441
Great Lakes Dredge & Dock Corp.(a)(b)	495,062	6,490,263
IES Holdings Inc.(a)	28,268	852,846
Northwest Pipe Co.(a)(b)	77,157	2,310,081
Primoris Services Corp.	499,188	10,862,331
Sterling Construction Co Inc(a)(b)	59,237	1,298,475
Tutor Perini Corp.(a)	441,647	3,877,661
		101,915,353
Construction Materials — 0.3%
Summit Materials Inc., Class A(a)(b)	1,189,625	27,706,366
United States Lime & Minerals Inc	6,631	700,234
		28,406,600
Consumer Finance — 1.1%
Atlanticus Holdings Corp.(a)(b)	17,858	628,066
Consumer Portfolio Services Inc.(a)	141,389	1,449,237
Curo Group Holdings Corp.	66,492	367,701
Encore Capital Group Inc.(a)(b)	240,823	13,912,345
Enova International Inc.(a)	321,071	9,253,266
EZCORP Inc., Class A, NVS(a)	497,822	3,738,643
FirstCash Holdings Inc.	193,753	13,467,771
Green Dot Corp., Class A(a)	439,592	11,038,155
LendingClub Corp.(a)	964,810	11,278,629
Moneylion Inc.(a)	1,396,585	1,843,492
Navient Corp.	1,191,196	16,664,832
Nelnet Inc., Class A(b)	152,610	13,010,003
Oportun Financial Corp.(a)	284,612	2,353,741
OppFi Inc.(a)(b)	130,118	428,088
PRA Group Inc.(a)(b)	395,602	14,384,089
PROG Holdings Inc.(a)	464,028	7,656,462
Regional Management Corp.	78,311	2,926,482
Sunlight Financial Holdings Inc.(a)(b)	240,015	708,044
World Acceptance Corp.(a)(b)	13,041	1,463,722
		126,572,768
Containers & Packaging — 0.4%
Cryptyde Inc.(a)	80,301	163,012
Greif Inc., Class A, NVS	222,466	13,877,429
Greif Inc., Class B	48,587	3,026,484
O-I Glass Inc.(a)(b)	303,494	4,248,916
Pactiv Evergreen Inc.	441,497	4,397,310
Ranpak Holdings Corp.(a)(b)	432,178	3,025,246
TriMas Corp.	422,660	11,703,456
		40,441,853
Distributors — 0.0%
Weyco Group Inc.	58,186	1,422,648

Diversified Consumer Services — 1.0%
2U Inc.(a)(b)	761,082	7,968,528
Adtalem Global Education Inc.(a)(b)	443,738	15,961,256
Security	Shares	Value

Diversified Consumer Services (continued)
American Public Education Inc.(a)(b)	184,554	$2,982,393
Beachbody Co. Inc. (The)(a)(b)	913,617	1,096,340
European Wax Center Inc., Class A	16,152	284,598
frontdoor Inc.(a)(b)	827,232	19,919,747
Graham Holdings Co., Class B	38,337	21,730,945
Laureate Education Inc., Class A	1,123,638	13,000,492
Perdoceo Education Corp.(a)(b)	676,042	7,963,775
PowerSchool Holdings Inc., Class A(a)(b)	299,229	3,605,709
Rover Group Inc.(a)	72,839	273,875
StoneMor Inc.(a)(b)	247,777	847,397
Strategic Education Inc.	228,412	16,121,319
Vivint Smart Home Inc.(a)(b)	704,873	2,452,958
WW International Inc.(a)(b)	557,805	3,564,374
		117,773,706
Diversified Financial Services — 0.5%
Alerus Financial Corp.	154,031	3,667,478
A-Mark Precious Metals Inc.	181,703	5,859,922
Banco Latinoamericano de Comercio Exterior SA, Class E	279,968	3,715,175
Cannae Holdings Inc.(a)(b)	759,398	14,686,757
Compass Diversified Holdings	602,832	12,912,662
Jackson Financial Inc., Class A	762,585	20,399,149
SWK Holdings Corp.(a)(b)	35,103	613,249
		61,854,392
Diversified Telecommunication Services — 0.6%
Anterix Inc.(a)	86,325	3,545,368
ATN International Inc.	108,046	5,068,438
Bandwidth Inc., Class A(a)(b)	185,404	3,489,303
Cogent Communications Holdings Inc.	194,828	11,837,749
Consolidated Communications Holdings Inc.(a)(b)	664,292	4,650,044
EchoStar Corp., Class A(a)(b)	360,125	6,950,412
Globalstar Inc.(a)(b)	1,139,856	1,402,023
IDT Corp., Class B(a)(b)	41,638	1,047,196
Liberty Latin America Ltd., Class A(a)	399,888	3,119,126
Liberty Latin America Ltd., Class C, NVS(a)	1,512,196	11,780,007
Radius Global Infrastructure Inc., Class A(a)(b)	740,452	11,299,298
Starry Group Holdings Inc.(a)	45,384	186,982
		64,375,946
Electric Utilities — 1.3%
ALLETE Inc.	575,393	33,821,600
MGE Energy Inc.	212,549	16,542,689
Otter Tail Corp.	232,575	15,612,760
PNM Resources Inc.	853,694	40,789,499
Portland General Electric Co.	899,348	43,465,489
Via Renewables Inc.	32,170	246,422
		150,478,459
Electrical Equipment — 0.6%
Allied Motion Technologies Inc.(b)	12,859	293,700
AZZ Inc.	244,769	9,991,471
Encore Wire Corp.(b)	188,489	19,587,777
EnerSys	366,394	21,602,590
ESS Tech Inc.(a)(b)	100,322	281,905
FuelCell Energy Inc.(a)(b)	1,007,723	3,778,961
NuScale Power Corp.(a)(b)	169,246	1,690,767
Powell Industries Inc.	90,003	2,103,370
Preformed Line Products Co.	25,461	1,565,851
Stem Inc.(a)	75,357	539,556
Thermon Group Holdings Inc.(a)(b)	326,817	4,591,779
		66,027,727

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.9%
908 Devices Inc.(a)	168,280	$3,464,885
Aeva Technologies Inc.(a)(b)	908,466	2,843,499
Akoustis Technologies Inc.(a)	27,195	100,622
Belden Inc.	209,242	11,146,321
Benchmark Electronics Inc.	345,353	7,791,164
Cepton Inc(a)(b)	82,889	129,307
ePlus Inc.(a)	72,974	3,876,379
Evolv Technologies Holdings Inc.(a)	831,031	2,210,542
FARO Technologies Inc.(a)	168,083	5,181,999
Insight Enterprises Inc.(a)	54,297	4,684,745
Itron Inc.(a)(b)	417,217	20,623,036
Kimball Electronics Inc.(a)(b)	237,937	4,782,534
Knowles Corp.(a)	889,735	15,419,108
Methode Electronics Inc.	358,568	13,281,359
Mirion Technologies Inc.(a)	1,352,935	7,792,906
nLight Inc.(a)	433,314	4,428,469
OSI Systems Inc.(a)	143,560	12,265,766
Ouster Inc.(a)	1,389,099	2,250,340
PAR Technology Corp.(a)(b)	163,608	6,133,664
PC Connection Inc.	112,666	4,962,937
Plexus Corp.(a)(b)	39,567	3,106,009
Sanmina Corp.(a)	599,976	24,437,022
ScanSource Inc.(a)	253,419	7,891,468
TTM Technologies Inc.(a)	1,010,076	12,625,950
Velodyne Lidar Inc.(a)	1,983,279	1,894,428
Vishay Intertechnology Inc.(b)	1,340,313	23,884,378
Vishay Precision Group Inc.(a)(b)	122,739	3,575,387
		210,784,224
Energy Equipment & Services — 1.4%
Archrock Inc.	1,347,336	11,142,469
Borr Drilling Ltd.(a)(b)	719,680	3,317,725
Bristow Group Inc.(a)(b)	233,380	5,461,092
Diamond Offshore Drilling Inc.(a)	990,277	5,832,732
DMC Global Inc.(a)(b)	109,071	1,966,550
Dril-Quip Inc.(a)(b)	336,657	8,685,751
Expro Group Holdings NV(a)(b)	769,518	8,864,847
Helix Energy Solutions Group Inc.(a)(b)	1,477,857	4,581,357
Helmerich & Payne Inc.	1,033,208	44,489,936
Nabors Industries Ltd.(a)	11,616	1,555,382
National Energy Services Reunited Corp.(a)(b)	386,161	2,618,172
Newpark Resources Inc.(a)(b)	863,779	2,669,077
Noble Corp.(a)	311,193	7,888,743
Oceaneering International Inc.(a)	125,382	1,339,080
Oil States International Inc.(a)	629,156	3,410,025
Patterson-UTI Energy Inc.	697,094	10,986,201
ProPetro Holding Corp.(a)	871,677	8,716,770
Select Energy Services Inc., Class A(a)	705,490	4,811,442
Tidewater Inc.(a)(b)	377,181	7,954,747
U.S. Silica Holdings Inc.(a)	623,057	7,115,311
		153,407,409
Entertainment — 0.4%
Cinemark Holdings Inc.(a)(b)	234,826	3,527,087
IMAX Corp.(a)(b)	206,801	3,492,869
Lions Gate Entertainment Corp., Class A(a)(b)	603,424	5,617,877
Lions Gate Entertainment Corp., Class B, NVS(a)(b)	1,152,447	10,176,107
Madison Square Garden Entertainment Corp.(a)(b)	258,566	13,605,743
Marcus Corp. (The)(a)(b)	247,438	3,654,659
Playstudios Inc.(a)	400,850	1,715,638
Redbox Entertainment Inc., Class A(a)(b)	59,203	438,102
Reservoir Media Inc.(a)(b)	17,700	115,404
Security	Shares	Value

Entertainment (continued)
Skillz Inc., Class A(a)(b)	3,028,255	$3,755,036
		46,098,522
Equity Real Estate Investment Trusts (REITs) — 11.2%
Acadia Realty Trust	870,900	13,603,458
Agree Realty Corp.	738,464	53,265,408
Alexander & Baldwin Inc.	720,391	12,931,018
American Assets Trust Inc.	490,418	14,565,415
Apartment Investment & Management Co., Class A(a)	1,494,607	9,565,485
Apple Hospitality REIT Inc.	2,160,861	31,699,831
Armada Hoffler Properties Inc.	663,116	8,514,409
Ashford Hospitality Trust Inc.(a)(b)	343,372	2,053,365
Bluerock Residential Growth REIT Inc., Class A	183,869	4,833,916
Braemar Hotels & Resorts Inc.(b)	686,844	2,946,561
Brandywine Realty Trust	1,698,091	16,369,597
Broadstone Net Lease Inc.	1,690,049	34,662,905
BRT Apartments Corp.	116,863	2,511,386
CareTrust REIT Inc.	887,268	16,361,222
CatchMark Timber Trust Inc., Class A	175,309	1,763,609
CBL & Associates Properties Inc.(a)	220,163	5,171,629
Cedar Realty Trust Inc.	106,112	3,054,964
Centerspace	152,916	12,470,300
Chatham Lodging Trust(a)	477,631	4,991,244
City Office REIT Inc.	428,419	5,548,026
Clipper Realty Inc.	27,380	211,374
Community Healthcare Trust Inc.	96,606	3,498,103
Corporate Office Properties Trust	1,000,381	26,199,978
CTO Realty Growth Inc.	58,235	3,559,323
DiamondRock Hospitality Co.(a)	2,086,729	17,132,045
Diversified Healthcare Trust	2,507,483	4,563,619
Easterly Government Properties Inc.	906,075	17,251,668
Empire State Realty Trust Inc., Class A(b)	1,388,221	9,759,194
Equity Commonwealth(a)	1,076,185	29,627,373
Essential Properties Realty Trust Inc.	1,193,385	25,645,844
Farmland Partners Inc.	459,701	6,343,874
Four Corners Property Trust Inc.	721,354	19,180,803
Franklin Street Properties Corp., Class C	994,191	4,145,776
Getty Realty Corp.	427,880	11,338,820
Gladstone Commercial Corp.	64,938	1,223,432
Gladstone Land Corp.	148,700	3,295,192
Global Medical REIT Inc.	607,478	6,821,978
Global Net Lease Inc.	1,035,055	14,656,379
Healthcare Realty Trust Inc.(b)	1,517,300	41,270,560
Hersha Hospitality Trust, Class A(a)(b)	295,481	2,898,669
Independence Realty Trust Inc.	2,197,320	45,550,444
Indus Realty Trust Inc.	52,621	3,123,583
Industrial Logistics Properties Trust	620,468	8,736,189
InvenTrust Properties Corp.	676,876	17,456,632
iStar Inc.	672,637	9,221,853
Kite Realty Group Trust	2,183,328	37,749,741
LTC Properties Inc.	385,012	14,780,611
LXP Industrial Trust	2,840,164	30,503,361
Macerich Co. (The)	2,177,427	18,965,389
National Health Investors Inc.	443,455	26,877,808
Necessity Retail REIT Inc	1,325,358	9,648,606
NETSTREIT Corp.	480,619	9,069,280
NexPoint Residential Trust Inc.	17,562	1,097,801
Office Properties Income Trust	481,987	9,615,641
One Liberty Properties Inc.	161,223	4,188,573
Orion Office REIT Inc.	565,700	6,200,072
Paramount Group Inc.	1,874,418	13,552,042

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Pebblebrook Hotel Trust	1,302,477	$21,582,044
Physicians Realty Trust	2,255,874	39,365,001
Piedmont Office Realty Trust Inc., Class A	1,234,901	16,201,901
Plymouth Industrial REIT Inc.	372,272	6,529,651
Postal Realty Trust Inc., Class A	88,068	1,312,213
PotlatchDeltic Corp.	689,373	30,463,393
Retail Opportunity Investments Corp.	1,197,113	18,890,443
RLJ Lodging Trust	1,638,782	18,075,765
RPT Realty	828,755	8,146,662
Ryman Hospitality Properties Inc.(a)	538,653	40,953,788
Sabra Health Care REIT Inc.	2,322,012	32,438,508
Safehold Inc.	85,442	3,022,083
Saul Centers Inc.	12,539	590,712
Service Properties Trust	1,593,946	8,336,338
SITE Centers Corp.(b)	1,972,248	26,566,181
STAG Industrial Inc.	1,811,156	55,928,497
Summit Hotel Properties Inc.(a)	1,049,731	7,631,544
Sunstone Hotel Investors Inc.(a)	2,150,823	21,336,164
Terreno Realty Corp.	738,954	41,181,906
UMH Properties Inc.	90,465	1,597,612
Uniti Group Inc.	2,364,560	22,274,155
Urban Edge Properties	1,142,627	17,379,357
Urstadt Biddle Properties Inc., Class A	293,761	4,758,928
Veris Residential Inc.(a)	851,933	11,279,593
Washington Real Estate Investment Trust(b)	866,515	18,465,435
Whitestone REIT	466,974	5,019,970
Xenia Hotels & Resorts Inc.(a)	1,133,769	16,473,664
		1,267,646,886
Food & Staples Retailing — 0.7%
Andersons Inc. (The)	318,089	10,493,756
Chefs’ Warehouse Inc. (The)(a)(b)	101,961	3,965,263
HF Foods Group Inc.(a)(b)	360,512	1,881,873
Ingles Markets Inc., Class A	141,658	12,288,832
Natural Grocers by Vitamin Cottage Inc.	15,680	250,096
PriceSmart Inc.	92,677	6,638,454
Rite Aid Corp.(a)(b)	297,707	2,006,545
SpartanNash Co.	352,979	10,649,376
United Natural Foods Inc.(a)	540,141	21,281,555
Village Super Market Inc., Class A	86,201	1,966,245
Weis Markets Inc.	163,636	12,197,427
		83,619,422
Food Products — 1.2%
Alico Inc.	61,806	2,202,148
AppHarvest Inc.(a)(b)	717,096	2,502,665
B&G Foods Inc.(b)	678,650	16,138,297
Benson Hill Inc.(a)(b)	879,680	2,410,323
Cal-Maine Foods Inc.	31,074	1,535,366
Fresh Del Monte Produce Inc.	305,211	9,012,881
Hain Celestial Group Inc. (The)(a)	751,698	17,845,310
Hostess Brands Inc.(a)(b)	1,367,060	28,995,343
John B Sanfilippo & Son Inc.	34,216	2,480,318
Lancaster Colony Corp.	30,067	3,872,028
Landec Corp.(a)(b)	258,791	2,580,146
Mission Produce Inc.(a)(b)	349,416	4,979,178
Sanderson Farms Inc.	30,246	6,518,920
Seneca Foods Corp., Class A(a)	59,204	3,288,190
Sovos Brands Inc.(a)(b)	87,029	1,381,150
SunOpta Inc.(a)(b)	77,061	599,535
Tattooed Chef Inc.(a)(b)	27,139	170,976
Tootsie Roll Industries Inc.(b)	21,960	776,286
Security	Shares	Value

Food Products (continued)
TreeHouse Foods Inc.(a)(b)	508,868	$21,280,860
Utz Brands Inc.	86,334	1,193,136
Whole Earth Brands Inc.(a)(b)	411,318	2,550,172
		132,313,228
Gas Utilities — 2.1%
Chesapeake Utilities Corp.	75,646	9,799,939
New Jersey Resources Corp.	879,063	39,144,676
Northwest Natural Holding Co.	338,786	17,989,537
ONE Gas Inc.	538,764	43,742,249
South Jersey Industries Inc.	1,227,984	41,923,374
Southwest Gas Holdings Inc.	599,489	52,203,502
Spire Inc.	511,633	38,050,146
		242,853,423
Health Care Equipment & Supplies — 1.1%
Alphatec Holdings Inc.(a)(b)	74,112	484,692
AngioDynamics Inc.(a)(b)	367,692	7,114,840
Artivion Inc.(a)(b)	60,675	1,145,544
AtriCure Inc.(a)(b)	158,026	6,456,942
Avanos Medical Inc.(a)	465,583	12,729,039
BioLife Solutions Inc.(a)	310,428	4,287,011
Bioventus Inc., Class A(a)	314,957	2,148,007
Butterfly Network Inc.(a)(b)	1,325,323	4,068,742
Cardiovascular Systems Inc.(a)	184,679	2,651,990
CryoPort Inc.(a)	80,958	2,508,079
Cue Health Inc.(a)(b)	1,084,698	3,471,034
Embecta Corp.(a)	78,610	1,990,405
Figs Inc., Class A(a)	189,505	1,726,391
Inari Medical Inc.(a)	43,200	2,937,168
Inogen Inc.(a)	220,586	5,333,770
Integer Holdings Corp.(a)(b)	327,855	23,166,234
LivaNova PLC(a)(b)	126,457	7,899,769
Merit Medical Systems Inc.(a)	77,618	4,212,329
Nano-X Imaging Ltd.(a)(b)	381,873	4,315,165
Natus Medical Inc.(a)	150,779	4,941,028
Neogen Corp.(a)(b)	89,144	2,147,479
OraSure Technologies Inc.(a)	728,269	1,973,609
Orthofix Medical Inc.(a)(b)	193,839	4,562,970
RxSight Inc.(a)(b)	13,410	188,813
SeaSpine Holdings Corp.(a)(b)	350,245	1,978,884
Sight Sciences Inc.(a)(b)	195,352	1,756,214
Tactile Systems Technology Inc.(a)	126,880	926,224
Utah Medical Products Inc.	4,269	366,707
Varex Imaging Corp.(a)	383,265	8,198,038
ViewRay Inc.(a)	191,515	507,515
Zimvie Inc.(a)	210,093	3,363,589
		129,558,221
Health Care Providers & Services — 1.7%
1Life Healthcare Inc.(a)(b)	1,794,047	14,065,328
23andMe Holding Co., Class A(a)(b)	1,004,730	2,491,730
Accolade Inc.(a)(b)	576,960	4,269,504
AdaptHealth Corp.(a)(b)	723,409	13,050,298
Addus HomeCare Corp.(a)	93,912	7,820,991
ATI Physical Therapy Inc.(a)	744,818	1,050,193
Aveanna Healthcare Holdings Inc.(a)(b)	447,250	1,010,785
Brookdale Senior Living Inc.(a)(b)	1,842,669	8,365,717
CareMax Inc.(a)(b)	589,206	2,138,818
Castle Biosciences Inc.(a)(b)	238,870	5,243,197
Community Health Systems Inc.(a)(b)	1,268,926	4,758,473
Contra Zogenix Inc., NVS(b)	583,774	396,966

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Covetrus Inc.(a)	1,060,664	$22,008,778
Cross Country Healthcare Inc.(a)(b)	318,223	6,628,585
Fulgent Genetics Inc.(a)(b)	215,620	11,757,759
Hims & Hers Health Inc.(a)(b)	200,954	910,322
Innovage Holding Corp.(a)	167,064	731,740
Invitae Corp.(a)(b)	2,328,352	5,681,179
LifeStance Health Group Inc.(a)(b)	676,504	3,761,362
MEDNAX Inc.(a)(b)	853,392	17,929,766
ModivCare Inc.(a)	86,410	7,301,645
National HealthCare Corp.	125,530	8,774,547
OPKO Health Inc.(a)(b)	4,038,467	10,217,322
Owens & Minor Inc.	654,118	20,572,011
P3 Health Partners Inc.(a)(b)	108,771	404,628
Patterson Companies Inc.	195,196	5,914,439
PetIQ Inc.(a)(b)	56,452	947,829
Select Medical Holdings Corp.	167,422	3,954,508
Sema4 Holdings Corp.(a)	1,596,465	2,011,546
Surgery Partners Inc.(a)(b)	47,574	1,375,840
		195,545,806
Health Care Technology — 0.7%
Allscripts Healthcare Solutions Inc.(a)	1,138,816	16,888,641
American Well Corp., Class A(a)(b)	2,280,818	9,853,134
Computer Programs & Systems Inc.(a)	140,927	4,505,436
Convey Health Solutions Holdings Inc.(a)(b)	167,463	1,741,615
Health Catalyst Inc.(a)	540,568	7,832,830
HealthStream Inc.(a)	232,512	5,047,836
Multiplan Corp.(a)(b)	3,798,156	20,851,877
NextGen Healthcare Inc.(a)(b)	305,187	5,322,461
Phreesia Inc.(a)(b)	257,591	6,442,351
Sharecare Inc.(a)	624,092	986,065
		79,472,246
Hotels, Restaurants & Leisure — 1.4%
Bally’s Corp.(a)	402,328	7,958,048
Biglari Holdings Inc., Class B, NVS(a)(b)	7,503	920,618
BJ’s Restaurants Inc.(a)	231,456	5,017,966
Bloomin’ Brands Inc.	246,793	4,101,700
Bluegreen Vacations Holding Corp.	112,172	2,799,813
Bowlero Corp.(a)	385,978	4,087,507
Brinker International Inc.(a)(b)	49,154	1,082,863
Century Casinos Inc.(a)	46,932	337,910
Chuy’s Holdings Inc.(a)	186,908	3,723,207
Denny’s Corp.(a)(b)	171,789	1,491,129
Dine Brands Global Inc.	21,160	1,377,093
El Pollo Loco Holdings Inc.(a)	194,039	1,909,344
Everi Holdings Inc.(a)(b)	397,594	6,484,758
First Watch Restaurant Group Inc.(a)	69,065	995,917
Full House Resorts Inc.(a)(b)	242,913	1,476,911
Inspirato Inc., NVS	114,778	531,422
Inspired Entertainment Inc.(a)	76,151	655,660
International Game Technology PLC	780,656	14,488,975
Jack in the Box Inc.	181,740	10,188,345
Krispy Kreme Inc.(b)	525,608	7,148,269
Life Time Group Holdings Inc.(a)(b)	426,318	5,490,976
Lindblad Expeditions Holdings Inc.(a)	294,011	2,381,489
Papa John’s International Inc.	91,287	7,624,290
RCI Hospitality Holdings Inc.	7,970	385,429
Red Rock Resorts Inc., Class A	294,723	9,831,959
Scientific Games Corp., Class A(a)(b)	978,393	45,974,687
SeaWorld Entertainment Inc.(a)(b)	228,380	10,089,828
Vacasa Inc., Class A(a)	402,887	1,160,315
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Xponential Fitness Inc., Class A(a)(b)	123,161	$1,546,902
		161,263,330
Household Durables — 1.6%
Aterian Inc.(a)(b)	545,587	1,178,468
Beazer Homes USA Inc.(a)	302,535	3,651,597
Century Communities Inc.(b)	270,994	12,186,600
Ethan Allen Interiors Inc.	227,391	4,595,572
GoPro Inc., Class A(a)	1,315,569	7,275,097
Green Brick Partners Inc.(a)(b)	209,458	4,099,093
iRobot Corp.(a)	32,905	1,209,259
KB Home	658,807	18,749,647
Landsea Homes Corp.(a)(b)	107,174	713,779
La-Z-Boy Inc.	426,085	10,102,475
Legacy Housing Corp.(a)(b)	86,404	1,127,572
LGI Homes Inc.(a)	193,494	16,814,629
Lifetime Brands Inc.(b)	126,396	1,395,412
M/I Homes Inc.(a)(b)	243,144	9,643,091
MDC Holdings Inc.	423,733	13,690,813
Meritage Homes Corp.(a)	337,963	24,502,318
Purple Innovation Inc., Class A(a)	506,609	1,550,224
Snap One Holdings Corp.(a)(b)	178,521	1,637,038
Taylor Morrison Home Corp.(a)	1,004,384	23,462,410
Traeger Inc.(a)(b)	332,227	1,411,965
Tri Pointe Homes Inc.(a)	944,460	15,933,040
Tupperware Brands Corp.(a)(b)	460,445	2,919,221
Universal Electronics Inc.(a)	121,311	3,101,922
Vuzix Corp.(a)(b)	87,312	619,915
Weber Inc., Class A(b)	273,130	1,969,267
		183,540,424
Household Products — 0.1%
Central Garden & Pet Co.(a)	64,455	2,734,181
Central Garden & Pet Co., Class A, NVS(a)	259,944	10,400,360
		13,134,541
Independent Power and Renewable Electricity Producers — 0.3%
Altus Power Inc.(a)(b)	283,235	1,787,213
Ormat Technologies Inc.(b)	200,523	15,710,977
Sunnova Energy International Inc.(a)(b)	991,919	18,281,067
		35,779,257
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	30,906	711,147

Insurance — 2.8%
Ambac Financial Group Inc.(a)(b)	451,792	5,127,839
American Equity Investment Life Holding Co.	778,485	28,469,196
AMERISAFE Inc.	190,899	9,928,657
Argo Group International Holdings Ltd.	317,216	11,692,582
Bright Health Group Inc.(a)(b)	1,959,490	3,566,272
CNO Financial Group Inc.	1,195,399	21,624,768
Crawford & Co., Class A, NVS	175,696	1,370,429
Donegal Group Inc., Class A	151,380	2,581,029
eHealth Inc.(a)	175,514	1,637,546
Employers Holdings Inc.	273,285	11,447,909
Enstar Group Ltd.(a)(b)	117,719	25,189,512
Genworth Financial Inc., Class A(a)	4,867,798	17,183,327
Goosehead Insurance Inc., Class A	26,440	1,207,515
Greenlight Capital Re Ltd., Class A(a)(b)	256,141	1,979,970
Hippo Holdings Inc.(a)	2,590,641	2,276,137
Horace Mann Educators Corp.	404,953	15,542,096
Investors Title Co.	10,925	1,714,023

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
James River Group Holdings Ltd.	336,521	$8,338,990
Lemonade Inc.(a)(b)	402,242	7,344,939
MBIA Inc.(a)(b)	478,872	5,914,069
Mercury General Corp.	283,797	12,572,207
National Western Life Group Inc., Class A	24,195	4,904,327
NI Holdings Inc.(a)(b)	87,466	1,437,066
Oscar Health Inc., Class A(a)(b)	1,203,532	5,115,011
ProAssurance Corp.	537,580	12,703,015
Root Inc./OH, Class A(a)	1,427,743	1,699,014
Safety Insurance Group Inc.	140,680	13,660,028
Selective Insurance Group Inc.	597,962	51,986,816
Selectquote Inc.(a)(b)	1,339,895	3,322,940
SiriusPoint Ltd.(a)	862,306	4,673,699
Stewart Information Services Corp.	257,830	12,827,043
Tiptree Inc.(b)	233,970	2,484,761
Trean Insurance Group Inc.(a)(b)	221,763	1,381,583
United Fire Group Inc.	211,685	7,245,978
Universal Insurance Holdings Inc.	218,972	2,853,205
		323,003,498
Interactive Media & Services — 0.7%
Arena Group Holdings Inc. (The)(a)(b)	30,470	274,230
Bumble Inc., Class A(a)(b)	864,481	24,335,140
Cars.com Inc.(a)(b)	594,101	5,602,372
DHI Group Inc.(a)	65,482	325,445
Eventbrite Inc., Class A(a)	93,444	959,670
fuboTV Inc.(a)(b)	1,812,559	4,477,021
Leafly Holdings Inc.(a)(b)	21,881	98,464
Outbrain Inc.(a)(b)	392,829	1,975,930
QuinStreet Inc.(a)	484,799	4,877,078
TrueCar Inc.(a)	926,062	2,398,501
Ziff Davis Inc.(a)	374,739	27,929,298
		73,253,149
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com Inc., Class A(a)	265,796	2,527,720
1stdibs.com Inc.(a)	237,422	1,350,931
aka Brands Holding Corp.(a)(b)	129,904	358,535
BARK Inc.(a)(b)	506,525	648,352
Boxed Inc.(a)(b)	114,346	211,540
ContextLogic Inc., Class A(a)(b)	5,714,784	9,143,654
Duluth Holdings Inc., Class B(a)	68,185	650,485
Groupon Inc.(a)	201,022	2,271,549
Lands’ End Inc.(a)(b)	153,422	1,629,342
Liquidity Services Inc.(a)	126,774	1,703,843
Overstock.com Inc.(a)	427,714	10,697,127
PetMed Express Inc.	37,966	755,523
Porch Group Inc.(a)(b)	846,653	2,167,432
Poshmark Inc., Class A(a)	463,319	4,684,155
Qurate Retail Inc., Series A	3,539,043	10,157,053
RealReal Inc. (The)(a)	733,658	1,826,809
RumbleON Inc., Class B(a)	108,058	1,589,533
Stitch Fix Inc., Class A(a)	496,323	2,451,836
ThredUp Inc., Class A(a)	498,942	1,247,355
Vivid Seats Inc., Class A(b)	188,360	1,407,049
		57,479,823
IT Services — 1.0%
AvidXchange Holdings Inc.(a)(b)	159,308	978,151
Bread Financial Holdings Inc.	75,543	2,799,624
Brightcove Inc.(a)(b)	133,505	843,752
Cantaloupe Inc.(a)	246,447	1,380,103
Security	Shares	Value

IT Services (continued)
Cass Information Systems Inc.	119,845	$4,050,761
Conduent Inc.(a)	1,756,849	7,589,588
Core Scientific Inc.(a)(b)	2,068,895	3,082,654
Edgio Inc(a)(b)	162,326	374,973
Fastly Inc., Class A(a)(b)	1,125,089	13,062,283
Hackett Group Inc. (The)	26,898	510,255
Information Services Group Inc.(b)	189,547	1,281,338
Maximus Inc.	38,573	2,411,198
MoneyGram International Inc.(a)(b)	941,930	9,419,300
Paysafe Ltd.(a)	3,481,945	6,789,793
PFSweb Inc.(a)	163,969	1,928,275
Rackspace Technology Inc.(a)(b)	630,200	4,518,534
Repay Holdings Corp.(a)(b)	880,604	11,315,761
Sabre Corp.(a)	2,600,092	15,158,536
SolarWinds Corp.	512,515	5,253,279
Squarespace Inc., Class A(a)(b)	238,190	4,982,935
StoneCo Ltd., Class A(a)(b)	1,354,633	10,430,674
Unisys Corp.(a)(b)	186,327	2,241,514
		110,403,281
Leisure Products — 0.6%
Acushnet Holdings Corp.(b)	242,531	10,108,692
AMMO Inc.(a)(b)	872,050	3,357,393
Callaway Golf Co.(a)	1,404,751	28,656,920
Clarus Corp.(b)	25,447	483,239
Johnson Outdoors Inc., Class A	52,612	3,217,750
Smith & Wesson Brands Inc.	418,024	5,488,655
Solo Brands Inc., Class A(a)(b)	233,402	947,612
Sturm Ruger & Co. Inc.	16,251	1,034,376
Vinco Ventures Inc.(a)(b)	803,015	1,108,161
Vista Outdoor Inc.(a)	559,919	15,621,740
		70,024,538
Life Sciences Tools & Services — 0.7%
AbCellera Biologics Inc.(a)	1,194,163	12,717,836
Absci Corp.(a)(b)	529,591	1,758,242
Adaptive Biotechnologies Corp.(a)(b)	1,059,388	8,570,449
Aduro Biotech Inc., NVS(a)(c)	19,180	48,698
Alpha Teknova Inc.(a)(b)	67,965	570,906
Berkeley Lights Inc.(a)(b)	561,298	2,789,651
BioNano Genomics Inc.(a)(b)	2,929,404	4,042,578
Inotiv Inc.(a)	173,879	1,669,238
MaxCyte Inc.(a)(b)	859,646	4,066,126
NanoString Technologies Inc.(a)(b)	50,558	642,087
Nautilus Biotechnology Inc.(a)(b)	480,629	1,292,892
NeoGenomics Inc.(a)	1,249,519	10,183,580
Pacific Biosciences of California Inc.(a)(b)	2,256,877	9,975,396
Quanterix Corp.(a)	291,760	4,723,594
Quantum-Si Inc.(a)	916,365	2,125,967
Science 37 Holdings Inc(a)(b)	63,074	126,779
Seer Inc., Class A(a)(b)	515,236	4,611,362
Singular Genomics Systems Inc.(a)(b)	559,531	2,137,408
SomaLogic Inc.(a)	1,290,806	5,834,443
		77,887,232
Machinery — 3.1%
Alamo Group Inc.	14,908	1,735,738
Albany International Corp., Class A(b)	251,928	19,849,407
Altra Industrial Motion Corp.	651,382	22,961,216
Astec Industries Inc.(b)	227,364	9,271,904
Barnes Group Inc.	484,248	15,079,483
CIRCOR International Inc.(a)	130,071	2,131,864

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Columbus McKinnon Corp./NY(b)	277,002	$7,858,547
Desktop Metal Inc., Class A(a)(b)	2,640,617	5,809,357
EnPro Industries Inc.	206,407	16,910,926
ESCO Technologies Inc.	232,900	15,923,373
Fathom Digital Manufacturing C(a)(b)	107,247	416,118
Gorman-Rupp Co. (The)	183,530	5,193,899
Greenbrier Companies Inc. (The)	317,453	11,425,134
Hillenbrand Inc.	361,365	14,801,510
Hillman Solutions Corp.(a)(b)	1,340,508	11,581,989
Hydrofarm Holdings Group Inc.(a)	439,180	1,528,346
Hyliion Holdings Corp.(a)(b)	1,310,570	4,220,035
Hyster-Yale Materials Handling Inc.	108,481	3,495,258
Kennametal Inc.	832,874	19,347,663
Luxfer Holdings PLC	166,324	2,514,819
Manitowoc Co. Inc. (The)(a)(b)	351,790	3,704,349
Markforged Holding Corp.(a)	978,965	1,811,085
Microvast Holdings Inc.(a)(b)	680,945	1,511,698
Miller Industries Inc./TN	106,049	2,404,131
Mueller Industries Inc.	357,228	19,036,680
Proterra Inc.(a)(b)	1,188,066	5,512,626
Proto Labs Inc.(a)	228,935	10,952,250
RBC Bearings Inc.(a)(b)	242,084	44,773,436
REV Group Inc.	352,152	3,827,892
SPX Corp.(a)	438,977	23,195,545
Standex International Corp.	119,074	10,095,094
Tennant Co.	103,657	6,141,677
Terex Corp.	352,970	9,660,789
Trinity Industries Inc.	708,780	17,166,652
Wabash National Corp.	77,835	1,056,999
		352,907,489
Marine — 0.6%
Costamare Inc.	537,764	6,506,944
Eagle Bulk Shipping Inc.	134,304	6,967,692
Eneti Inc.	234,909	1,442,341
Genco Shipping & Trading Ltd.	367,759	7,105,104
Golden Ocean Group Ltd., NVS(a)(b)	1,234,152	14,365,529
Matson Inc.	402,143	29,308,182
Safe Bulkers Inc.	721,467	2,756,004
		68,451,796
Media — 1.3%
Advantage Solutions Inc.(a)(b)	860,570	3,270,166
AMC Networks Inc., Class A(a)(b)	307,697	8,960,137
Audacy Inc(a)	1,225,080	1,154,270
Boston Omaha Corp., Class A(a)(b)	192,326	3,971,532
Cardlytics Inc.(a)(b)	335,371	7,482,127
Clear Channel Outdoor Holdings Inc.(a)(b)	3,727,678	3,988,616
Cumulus Media Inc., Class A(a)(b)	200,152	1,547,175
Daily Journal Corp.(a)(b)	12,080	3,126,304
Entravision Communications Corp., Class A	230,182	1,049,630
EW Scripps Co. (The), Class A, NVS(a)	594,269	7,410,534
Gannett Co. Inc.(a)	1,450,107	4,205,310
Gray Television Inc.(b)	497,090	8,395,850
iHeartMedia Inc., Class A(a)(b)	1,240,919	9,790,851
Innovid Corp.(a)(b)	56,845	94,363
Integral Ad Science Holding Corp.(a)(b)	254,437	2,526,559
John Wiley & Sons Inc., Class A	38,638	1,845,351
Loyalty Ventures Inc.(a)	150,782	538,292
Magnite Inc.(a)	1,313,372	11,662,743
PubMatic Inc., Class A(a)	40,405	642,036
Scholastic Corp., NVS	276,672	9,951,892
Security	Shares	Value

Media (continued)
Stagwell Inc.(a)(b)	708,461	$3,846,943
TEGNA Inc.	2,232,590	46,817,412
Thryv Holdings Inc.(a)(b)	200,417	4,487,337
Urban One Inc., Class A(a)	110,468	603,155
Urban One Inc., Class D, NVS(a)	118,555	507,415
WideOpenWest Inc.(a)	227,804	4,148,311
		152,024,311
Metals & Mining — 1.6%
Arconic Corp.(a)	1,056,158	29,625,232
Carpenter Technology Corp.	474,896	13,254,347
Coeur Mining Inc.(a)(b)	2,775,643	8,437,955
Commercial Metals Co.	1,010,042	33,432,390
Constellium SE(a)	596,283	7,876,898
Haynes International Inc.	120,707	3,955,568
Hecla Mining Co.	5,330,316	20,894,839
Hycroft Mining Holding Corp.(a)(b)	243,391	270,164
Materion Corp.	13,112	966,748
NovaGold Resources Inc.(a)	125,144	601,943
Olympic Steel Inc.	95,461	2,458,121
Piedmont Lithium Inc.(a)(b)	125,125	4,555,801
PolyMet Mining Corp.(a)(b)	288,740	794,035
Ryerson Holding Corp.	158,648	3,377,616
Schnitzer Steel Industries Inc., Class A	234,264	7,693,230
SunCoke Energy Inc.	830,772	5,657,557
TimkenSteel Corp.(a)(b)	462,184	8,647,463
Warrior Met Coal Inc.	458,256	14,027,216
Worthington Industries Inc.	321,722	14,187,940
		180,715,063
Mortgage Real Estate Investment — 2.8%
AFC Gamma Inc.	156,153	2,393,825
Angel Oak Mortgage Inc.	117,687	1,525,223
Apollo Commercial Real Estate Finance Inc.	1,399,172	14,607,356
Arbor Realty Trust Inc.	1,546,125	20,269,699
Ares Commercial Real Estate Corp.	443,176	5,420,042
ARMOUR Residential REIT Inc.	1,029,655	7,248,771
Blackstone Mortgage Trust Inc., Class A	1,695,810	46,923,063
BrightSpire Capital Inc.	940,161	7,098,216
Broadmark Realty Capital Inc.	1,294,715	8,687,538
Chicago Atlantic Real Estate Finance Inc.(b)	70,647	1,063,944
Chimera Investment Corp.	2,453,544	21,640,258
Claros Mortgage Trust Inc.	914,316	15,314,793
Dynex Capital Inc.	369,932	5,889,317
Ellington Financial Inc.	568,456	8,339,249
Franklin BSP Realty Trust Inc.	837,308	11,286,912
Granite Point Mortgage Trust Inc.	530,228	5,074,282
Hannon Armstrong Sustainable Infrastructure Capital Inc.	799,143	30,255,554
Invesco Mortgage Capital Inc.	347,545	5,101,961
KKR Real Estate Finance Trust Inc.	513,706	8,964,170
Ladder Capital Corp.	1,122,288	11,828,915
MFA Financial Inc.	1,050,518	11,293,068
New York Mortgage Trust Inc.	3,825,434	10,558,198
Nexpoint Real Estate Finance Inc.	77,468	1,570,276
Orchid Island Capital Inc.	1,768,322	5,039,718
PennyMac Mortgage Investment Trust	739,237	10,223,648
Ready Capital Corp.	739,230	8,811,622
Redwood Trust Inc.	1,200,512	9,255,947
TPG RE Finance Trust Inc.	683,453	6,157,912

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Two Harbors Investment Corp.	3,431,444	$17,088,591
		318,932,068
Multi-Utilities — 1.0%
Avista Corp.	679,406	29,560,955
Black Hills Corp.	652,714	47,497,998
NorthWestern Corp.	547,705	32,276,256
Unitil Corp.	157,199	9,230,725
		118,565,934
Multiline Retail — 0.1%
Big Lots Inc.	284,399	5,963,847
Franchise Group Inc.	22,402	785,638
		6,749,485
Oil, Gas & Consumable Fuels — 3.6%
Aemetis Inc.(a)(b)	305,162	1,498,345
Alto Ingredients Inc.(a)(b)	794,520	2,947,669
Amplify Energy Corp.(a)	79,995	523,167
Archaea Energy Inc.(a)	398,476	6,188,332
Ardmore Shipping Corp.(a)	344,332	2,399,994
Berry Corp.	671,583	5,117,462
California Resources Corp.	786,900	30,295,650
Callon Petroleum Co.(a)	85,897	3,367,162
Centennial Resource Development Inc./DE,
Class A(a)(b)	1,794,192	10,729,268
Centrus Energy Corp., Class A(a)(b)	107,341	2,656,690
Civitas Resources Inc.	738,542	38,618,361
Clean Energy Fuels Corp.(a)(b)	1,706,354	7,644,466
CNX Resources Corp.(a)	1,826,579	30,065,490
CONSOL Energy Inc.(a)	19,951	985,180
DHT Holdings Inc.(b)	1,391,943	8,532,611
Dorian LPG Ltd.	308,798	4,693,730
Energy Fuels Inc./Canada(a)(b)	286,804	1,408,208
Equitrans Midstream Corp.	3,147,271	20,016,644
Escrow PetroCorp.(c)	19,086	—
Excelerate Energy Inc., Class A (a)(b)	183,034	3,646,037
FLEX LNG Ltd., NVS(a)(b)	282,689	7,742,852
Frontline Ltd./Bermuda(a)(b)	1,254,625	11,115,977
Gevo Inc.(a)(b)	2,062,981	4,848,005
Golar LNG Ltd.(a)	957,250	21,777,437
Green Plains Inc.(a)(b)	384,107	10,436,187
International Seaways Inc.	489,161	10,370,213
Kinetik Holdings Inc.	150,227	5,128,750
Murphy Oil Corp.	838,185	25,304,805
NACCO Industries Inc., Class A	40,829	1,547,419
NextDecade Corp.(a)(b)	40,797	181,139
Nordic American Tankers Ltd.(b)	1,880,313	4,005,067
Northern Oil and Gas Inc.	99,037	2,501,675
PBF Energy Inc., Class A(a)	750,132	21,768,831
Peabody Energy Corp.(a)(b)	1,178,178	25,130,537
REX American Resources Corp.(a)	57,766	4,898,557
Riley Exploration Permian Inc.(b)	40,082	969,183
Ring Energy Inc.(a)(b)	532,751	1,417,118
Scorpio Tankers Inc.(b)	493,083	17,016,294
SFL Corp. Ltd.	1,149,263	10,906,506
Teekay Corp.(a)	693,237	1,996,523
Teekay Tankers Ltd., Class A(a)	226,079	3,985,773
Ur-Energy Inc.(a)(b)	234,922	249,017
Vertex Energy Inc.(a)(b)	69,630	732,508
W&T Offshore Inc.(a)	160,163	691,904
Whiting Petroleum Corp.(b)	301,471	20,509,072
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	657,686	$13,456,256
		410,022,071
Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)(b)	167,532	5,634,101
Glatfelter Corp.	439,181	3,021,565
Neenah Inc.	143,096	4,885,298
Resolute Forest Products Inc.(a)	461,396	5,887,413
Sylvamo Corp.	21,275	695,267
		20,123,644
Personal Products — 0.4%
Beauty Health Co. (The)(a)(b)	115,622	1,486,899
Edgewell Personal Care Co.(b)	537,511	18,554,880
Herbalife Nutrition Ltd.(a)(b)	339,225	6,937,151
Honest Co. Inc. (The)(a)	656,868	1,918,055
Nature’s Sunshine Products Inc.(a)	140,865	1,503,029
Nu Skin Enterprises Inc., Class A	296,312	12,830,310
		43,230,324
Pharmaceuticals — 0.9%
Aerie Pharmaceuticals Inc.(a)	79,350	595,125
Amylyx Pharmaceuticals Inc.(a)(b)	93,803	1,806,646
AN2 Therapeutics Inc.(a)(b)	42,856	332,134
ANI Pharmaceuticals Inc.(a)	127,222	3,774,677
Atea Pharmaceuticals Inc.(a)(b)	771,159	5,475,229
Athira Pharma Inc.(a)(b)	341,541	1,041,700
Cara Therapeutics Inc.(a)(b)	450,916	4,116,863
CinCor Pharma Inc.(a)	132,865	2,503,176
DICE Therapeutics Inc.(a)(b)	282,833	4,389,568
Edgewise Therapeutics Inc.(a)(b)	294,011	2,340,327
Endo International PLC(a)	2,492,308	1,160,668
EyePoint Pharmaceuticals Inc.(a)(b)	147,130	1,157,913
Fulcrum Therapeutics Inc.(a)	356,304	1,745,890
Liquidia Corp.(a)(b)	173,038	754,446
Nektar Therapeutics(a)	1,798,958	6,836,040
NGM Biopharmaceuticals Inc.(a)(b)	157,645	2,021,009
Nuvation Bio Inc.(a)(b)	1,155,408	3,743,522
Phibro Animal Health Corp., Class A	14,221	272,048
Prestige Consumer Healthcare Inc.(a)	500,890	29,452,332
Provention Bio Inc.(a)(b)	98,569	394,276
Reata Pharmaceuticals Inc., Class A(a)(b)	44,887	1,364,116
Relmada Therapeutics Inc.(a)	73,600	1,397,664
Supernus Pharmaceuticals Inc.(a)	485,837	14,050,406
Tarsus Pharmaceuticals Inc.(a)(b)	180,775	2,639,315
Theravance Biopharma Inc.(a)(b)	77,857	705,384
Theseus Pharmaceuticals Inc.(a)(b)	168,620	932,469
Tricida Inc.(a)(b)	264,753	2,562,809
		97,565,752
Professional Services — 0.8%
Alight Inc., Class A(a)	3,417,724	23,069,637
Atlas Technical Consultants Inc.(a)(b)	62,080	326,541
Barrett Business Services Inc.	10,006	729,137
First Advantage Corp.(a)(b)	537,532	6,810,530
Heidrick & Struggles International Inc.	193,745	6,269,588
Huron Consulting Group Inc.(a)(b)	84,660	5,502,053
ICF International Inc.	57,041	5,418,895
Kelly Services Inc., Class A, NVS	355,782	7,055,157
ManTech International Corp./VA, Class A	186,393	17,791,212
Planet Labs PBC(a)(b)	195,211	845,264
Resources Connection Inc.	313,616	6,388,358
Skillsoft Corp.(a)(b)	815,410	2,870,243

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Spire Global Inc.(a)(b)	1,254,341	$1,455,036
Sterling Check Corp.(a)(b)	20,665	337,046
TrueBlue Inc.(a)	328,215	5,875,049
Willdan Group Inc.(a)(b)	103,649	2,858,639
		93,602,385
Real Estate Management & Development — 0.7%
American Realty Investors Inc.(a)	16,199	229,864
Anywhere Real Estate Inc.(a)(b)	1,176,914	11,569,065
DigitalBridge Group Inc.(a)(b)	677,173	3,304,604
Doma Holdings Inc.(a)	1,276,136	1,314,420
Douglas Elliman Inc.	704,005	3,372,184
Forestar Group Inc.(a)	139,446	1,909,016
FRP Holdings Inc.(a)(b)	66,113	3,989,919
Kennedy-Wilson Holdings Inc.	1,187,847	22,497,822
Newmark Group Inc., Class A(b)	1,387,498	13,417,106
RE/MAX Holdings Inc., Class A	190,810	4,678,661
RMR Group Inc. (The), Class A	70,081	1,986,796
Seritage Growth Properties, Class A(a)	444,785	2,317,330
Stratus Properties Inc.(a)	58,152	1,873,948
Tejon Ranch Co.(a)	205,196	3,184,642
Transcontinental Realty Investors Inc.(a)	12,396	493,237
		76,138,614
Road & Rail — 0.5%
ArcBest Corp.	163,950	11,537,161
Bird Global Inc.(a)(b)	1,668,418	727,430
Covenant Logistics Group Inc., Class A	108,632	2,725,577
Heartland Express Inc.	468,872	6,522,010
Marten Transport Ltd.	150,974	2,539,383
TuSimple Holdings Inc., Class A(a)(b)	1,393,363	10,074,014
Universal Logistics Holdings Inc.	17,472	477,160
Werner Enterprises Inc.	569,988	21,967,338
		56,570,073
Semiconductors & Semiconductor Equipment — 0.6%
ACM Research Inc., Class A(a)(b)	412,309	6,939,160
Alpha & Omega Semiconductor Ltd.(a)(b)	50,288	1,676,602
Amkor Technology Inc.	817,695	13,859,930
AXT Inc.(a)(b)	400,608	2,347,563
Cohu Inc.(a)	478,023	13,265,138
Diodes Inc.(a)	119,987	7,747,561
Ichor Holdings Ltd.(a)	276,966	7,195,577
Impinj Inc.(a)(b)	19,876	1,166,125
Photronics Inc.(a)	161,470	3,145,436
Rambus Inc.(a)(b)	181,517	3,900,800
Ultra Clean Holdings Inc.(a)	293,631	8,741,395
Veeco Instruments Inc.(a)	114,842	2,227,935
		72,213,222
Software — 1.7%
A10 Networks Inc.	136,122	1,957,434
American Software Inc./GA, Class A	87,264	1,410,186
Applied Blockchain Inc., NVS(b)	103,782	108,971
Applied Blockchain Inc., NVS(a)(b)	304,346	1,116,950
Avaya Holdings Corp.(a)(b)	873,476	1,956,586
Benefitfocus Inc.(a)	78,418	610,092
Blackbaud Inc.(a)(b)	26,024	1,511,214
Blend Labs Inc., Class A(a)(b)	1,853,712	4,374,760
C3.ai Inc., Class A(a)(b)	565,479	10,325,647
Cerence Inc.(a)(b)	396,690	10,008,489
ChannelAdvisor Corp.(a)(b)	296,713	4,326,076
Cipher Mining Inc.(a)(b)	376,805	516,223
Security	Shares	Value

Software (continued)
Cleanspark Inc.(a)(b)	417,991	$1,638,525
Consensus Cloud Solutions Inc.(a)	84,529	3,692,227
Cvent Holding Corp.(a)(b)	842,905	3,894,221
Digimarc Corp.(a)	8,667	122,551
E2open Parent Holdings Inc.(a)(b)	1,999,167	15,553,519
Ebix Inc.	211,428	3,573,133
eGain Corp.(a)(b)	122,637	1,195,711
EverCommerce Inc.(a)(b)	216,481	1,956,988
ForgeRock Inc., Class A (a)(b)	76,071	1,629,441
Greenidge Generation Holdings Inc.(a)(b)	91,767	233,088
GTY Technology Holdings Inc.(a)(b)	408,485	2,557,116
Instructure Holdings Inc.(a)(b)	149,376	3,390,835
InterDigital Inc.	192,458	11,701,447
Kaleyra Inc.(a)(b)	321,581	656,025
Latch Inc.(a)(b)	703,845	802,383
LiveRamp Holdings Inc.(a)	678,056	17,500,625
LiveVox Holdings Inc.(a)(b)	214,543	356,141
Marathon Digital Holdings Inc.(a)(b)	1,034,990	5,526,847
Matterport Inc.(a)(b)	607,595	2,223,798
MicroStrategy Inc., Class A(a)(b)	38,920	6,394,556
Mitek Systems Inc.(a)(b)	37,526	346,740
N-able Inc.(a)(b)	94,362	849,258
Olo Inc., Class A(a)(b)	906,046	8,942,674
ON24 Inc.(a)(b)	417,785	3,964,780
OneSpan Inc.(a)	255,668	3,042,449
Ping Identity Holding Corp.(a)(b)	776,085	14,078,182
PROS Holdings Inc.(a)(b)	146,111	3,832,492
Riot Blockchain Inc.(a)(b)	1,203,802	5,043,930
Sapiens International Corp. NV	84,381	2,041,176
SecureWorks Corp., Class A(a)	103,240	1,121,187
Sumo Logic Inc.(a)	297,015	2,224,642
Terawulf Inc.(a)(b)	163,946	196,735
Upland Software Inc.(a)	290,683	4,220,717
Verint Systems Inc.(a)(b)	71,902	3,045,050
WM Technology Inc.(a)	65,612	215,864
Xperi Holding Corp.	1,074,526	15,505,410
		191,493,091
Specialty Retail — 2.8%
Aaron’s Co. Inc. (The)	316,549	4,605,788
Abercrombie & Fitch Co., Class A(a)	493,592	8,351,577
Academy Sports & Outdoors Inc.(b)	837,424	29,762,049
American Eagle Outfitters Inc.	1,559,086	17,430,581
America’s Car-Mart Inc./TX(a)(b)	59,720	6,007,832
Asbury Automotive Group Inc.(a)(b)	156,918	26,572,494
Bed Bath & Beyond Inc.(a)	229,283	1,139,537
Big 5 Sporting Goods Corp.(b)	216,450	2,426,404
Buckle Inc. (The)	21,833	604,556
Build-A-Bear Workshop Inc., Class A	41,810	686,520
Cato Corp. (The), Class A	188,784	2,191,782
Chico’s FAS Inc.(a)	337,111	1,675,442
Children’s Place Inc. (The)(a)	50,005	1,946,195
Citi Trends Inc.(a)(b)	80,301	1,899,119
Conn’s Inc.(a)	143,018	1,147,004
Container Store Group Inc. (The)(a)	328,364	2,045,708
Designer Brands Inc., Class A(b)	157,996	2,063,428
Destination XL Group Inc.(a)(b)	291,678	988,788
EVgo Inc.(a)(b)	601,643	3,615,874
Express Inc.(a)(b)	632,666	1,240,025
Foot Locker Inc.	837,893	21,156,798
Genesco Inc.(a)	130,925	6,534,467

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Group 1 Automotive Inc.(b)	160,595	$27,269,031
GrowGeneration Corp.(a)(b)	610,703	2,192,424
Haverty Furniture Companies Inc.	149,701	3,470,069
Hibbett Inc.	27,090	1,184,104
JOANN Inc.(b)	118,926	921,677
LL Flooring Holdings Inc.(a)(b)	295,039	2,764,515
MarineMax Inc.(a)(b)	192,699	6,960,288
Monro Inc.	331,097	14,197,439
National Vision Holdings Inc.(a)(b)	763,667	21,000,842
ODP Corp. (The)(a)(b)	427,037	12,913,599
OneWater Marine Inc., Class A(a)	100,437	3,319,443
Party City Holdco Inc.(a)	749,733	989,648
Sally Beauty Holdings Inc.(a)	79,157	943,551
Shoe Carnival Inc.	176,563	3,815,526
Signet Jewelers Ltd.	466,743	24,952,081
Sleep Number Corp.(a)(b)	121,261	3,753,028
Sonic Automotive Inc., Class A	203,143	7,441,128
Sportsman’s Warehouse Holdings Inc.(a)	433,801	4,160,152
Tile Shop Holdings Inc.	359,544	1,103,800
Tilly’s Inc., Class A	233,785	1,641,171
Torrid Holdings Inc.(a)(b)	71,716	309,813
TravelCenters of America Inc.(a)(b)	126,117	4,347,253
Urban Outfitters Inc.(a)	661,305	12,339,951
Volta Inc.(a)(b)	1,262,855	1,641,712
Winmark Corp.(b)	28,633	5,599,756
Zumiez Inc.(a)(b)	162,208	4,217,408
		317,541,377
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	1,272,370	12,341,989
Avid Technology Inc.(a)	133,864	3,473,771
CompoSecure Inc.(a)	20,645	107,354
Corsair Gaming Inc.(a)	168,556	2,213,140
Diebold Nixdorf Inc.(a)	181,566	412,155
Eastman Kodak Co.(a)(b)	581,106	2,696,332
IonQ Inc.(a)(b)	1,046,978	4,585,763
Quantum Corp.(a)	2	3
Turtle Beach Corp.(a)	39,417	482,070
Xerox Holdings Corp.	1,168,500	17,352,225
		43,664,802
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds Inc.(a)	704,543	2,768,854
Ermenegildo Zegna Holditalia SpA(a)(b)	360,669	3,805,058
Fossil Group Inc.(a)(b)	488,311	2,524,568
G-III Apparel Group Ltd.(a)	443,807	8,978,216
Movado Group Inc.	156,484	4,840,050
Oxford Industries Inc.	47,900	4,250,646
PLBY Group Inc.(a)(b)	319,403	2,044,179
Rocky Brands Inc.	63,653	2,175,659
Superior Group of Companies Inc.	115,832	2,056,018
Unifi Inc.(a)	137,250	1,929,735
		35,372,983
Thrifts & Mortgage Finance — 2.7%
Axos Financial Inc.(a)	515,489	18,480,281
Blue Foundry Bancorp(a)(b)	267,072	3,202,193
Bridgewater Bancshares Inc.(a)(b)	160,082	2,583,723
Capitol Federal Financial Inc.	1,263,172	11,595,919
Columbia Financial Inc.(a)	229,232	4,999,550
Enact Holdings Inc.(b)	304,212	6,534,474
Essent Group Ltd.	1,081,177	42,057,785
Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp., Class C, NVS	90,318	$8,819,553
Finance of America Companies Inc., Class A(a)(b)	406,470	638,158
Flagstar Bancorp. Inc.	501,024	17,761,301
Hingham Institution For Savings (The)(b)	13,739	3,898,716
Home Bancorp. Inc.	75,943	2,591,935
Home Point Capital Inc.(b)	94,319	369,730
Kearny Financial Corp./MD	637,525	7,082,903
Luther Burbank Corp.	154,540	2,016,747
Merchants Bancorp./IN	159,456	3,614,867
Mr Cooper Group Inc.(a)(b)	728,033	26,747,932
NMI Holdings Inc., Class A(a)(b)	789,930	13,152,334
Northfield Bancorp. Inc.	434,791	5,665,327
PCSB Financial Corp.	127,385	2,431,780
PennyMac Financial Services Inc.	310,833	13,586,510
Pioneer Bancorp. Inc./NY(a)(b)	127,671	1,251,176
Provident Bancorp. Inc.	149,140	2,341,498
Provident Financial Services Inc.	725,083	16,140,348
Radian Group Inc.	1,787,296	35,120,366
Southern Missouri Bancorp. Inc.	79,981	3,619,940
Sterling Bancorp Inc./MI(a)(b)	177,770	1,013,289
TrustCo Bank Corp. NY	189,659	5,849,084
Velocity Financial Inc.(a)(b)	79,568	874,452
Walker & Dunlop Inc.	99,488	9,584,674
Waterstone Financial Inc.	210,281	3,585,291
WSFS Financial Corp.(b)	622,232	24,945,281
		302,157,117
Tobacco — 0.2%
Universal Corp./VA	240,910	14,575,055
Vector Group Ltd.	1,223,659	12,848,420
		27,423,475
Trading Companies & Distributors — 1.4%
Alta Equipment Group Inc.(a)	169,991	1,524,819
Beacon Roofing Supply Inc.(a)(b)	162,210	8,331,106
BlueLinx Holdings Inc.(a)(b)	93,689	6,259,362
Boise Cascade Co.	313,139	18,628,639
Custom Truck One Source Inc.(a)(b)	408,799	2,289,274
Distribution Solutions Group Inc.(a)	6,531	335,628
DXP Enterprises Inc./TX(a)	150,946	4,623,476
GATX Corp.	333,080	31,362,813
Global Industrial Co.	35,003	1,182,051
NOW Inc.(a)	1,093,551	10,694,929
Rush Enterprises Inc., Class A(b)	421,906	20,335,869
Rush Enterprises Inc., Class B	67,159	3,331,758
Textainer Group Holdings Ltd.	396,315	10,862,994
Titan Machinery Inc.(a)	202,701	4,542,530
Triton International Ltd.	638,252	33,603,968
		157,909,216
Water Utilities — 0.5%
American States Water Co.	192,195	15,665,814
Artesian Resources Corp., Class A, NVS	22,887	1,125,354
California Water Service Group	397,278	22,068,793
SJW Group	268,806	16,776,183
		55,636,144
Wireless Telecommunication Services — 0.4%
Gogo Inc.(a)(b)	521,173	8,437,791
KORE Group Holdings Inc.(a)(b)	346,433	1,063,549
Shenandoah Telecommunications Co.	482,176	10,704,307
Telephone and Data Systems Inc.	1,007,068	15,901,604

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
United States Cellular Corp.(a)	150,694	$4,364,098
		40,471,349

Total Common Stocks — 99.7%
(Cost: $13,030,676,747)		11,321,474,293

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)	21,281	223,451
Whiting Petroleum Corp., (Expires 09/01/25)(a)(b)	42,563	570,344
		793,795

Total Warrants — 0.0%
(Cost: $5,241,813)		793,795

Total Long-Term Investments — 99.7%
(Cost: $13,035,918,560)		11,322,268,088

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	730,396,248	730,323,208
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	18,110,000	$18,110,000

Total Short-Term Securities — 6.6%
(Cost: $748,347,590)		748,433,208

Total Investments in Securities — 106.3%
(Cost: $13,784,266,150)		12,070,701,296

Liabilities in Excess of Other Assets — (6.3)%		(710,088,125)

Net Assets — 100.0%		$11,360,613,171

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$932,952,583	$—		$(202,765,826	)(a)	$(52,839)	$189,290	$730,323,208	730,396,248	$1,857,439	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,620,000	5,490,000	(a)	—		—	—	18,110,000	18,110,000	35,979		—
						$(52,839)	$189,290	$748,433,208		$1,893,418		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	460	09/16/22	$39,284	$(636,959)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
June 30, 2022

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,321,028,629	$396,966	$48,698	$11,321,474,293
Warrants	793,795	—	—	793,795
Money Market Funds.	748,433,208	—	—	748,433,208
	$12,070,255,632	$396,966	$48,698	$12,070,701,296
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(636,959)	$—	$—	$(636,959)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust